Consolidated Statements of Changes in Shareholders' Equity (USD $) In Thousands, unless otherwise specified	Total	Share Capital	Additional Paid-in Capital	Accumulated Other Comprehensive Income (Loss)	Treasury Shares	Retained Earnings (Accumulated Deficit)	Total Taro Comprehensive Income (Loss)	Total Taro Shareholders' Equity	Non-controlling Interest
Beginning balance at Dec. 31, 2008	$ 164,217	$ 680	$ 222,138	$ 7,722	$ (1,329)	$ (64,994)	$ 0	$ 164,217	$ 0
Beginning balance, shares at Dec. 31, 2008		39,137
Exercise of options, shares		49
Exercise of options	163		163					163
Share-based compensation	307		307					307
Comprehensive income (loss), net of tax:
Foreign currency translation adjustments	14,258			14,258			14,258	14,258
Net income	116,751					114,023	114,023	114,023	2,728
Total comprehensive income:							128,281		2,728
Ending balance at Dec. 31, 2009	295,696	680	222,608	21,980	(1,329)	49,029	0	292,968	0
Ending balance, shares at Dec. 31, 2009		39,186
Exercise of options, shares		44
Exercise of options	186		186					186
Exercise of Sun warrants, shares		3,788
Exercise of Sun warrants	21,589		21,589					21,589
Share-based compensation	285		285					285
Comprehensive income (loss), net of tax:
Foreign currency translation adjustments	2,436			2,436			2,436	2,436
Unrealized (loss) gain from marketable securities	(230)			(230)			(230)	(230)
Net income	64,551					64,078	64,078	64,078	473
Total comprehensive income:							66,284		3,201
Ending balance at Dec. 31, 2010	384,513	680	244,668	24,186	(1,329)	113,107	0	381,312	0
Ending balance, shares at Dec. 31, 2010		43,018
Exercise of options, shares		33
Exercise of options	300		300					300
Issuance of shares to Sun and exercise of Sun warrants, shares		1,425
Issuance of shares and exercise of warrants, value	8,550		8,550					8,550
Share-based compensation	59		59					59
Comprehensive income (loss), net of tax:
Foreign currency translation adjustments	(5,943)			(5,943)			(5,943)	(5,943)
Unrealized (loss) gain from marketable securities	291			291			291	291
Realized gain from sale of marketable securities	15			15				15
Net income	183,278					182,680	182,680	182,680	598
Total comprehensive income:							177,028		3,799
Ending balance at Dec. 31, 2011	$ 571,063	$ 680	$ 253,577	$ 18,549	$ (1,329)	$ 295,787	$ 0	$ 567,264	$ 0
Ending balance, shares at Dec. 31, 2011		44,476